Shareholder Report, Average Annual Return (Details) 197409_Verity U.S. Treasury Fund_Investor Class_TSR Annual {Investor Class}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Verity U.S. Treasury Fund Investor Class
Average Annual Return, Percent	3.71%	4.05%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	2.06%	4.67%
Bloomberg Short Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short Treasury Total Return Index
Average Annual Return, Percent	4.42%	4.90%